Contingencies (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	4 Months Ended	12 Months Ended
	Apr. 13, 2026 USD ($) case	Dec. 31, 2025 USD ($) case	Apr. 13, 2026 USD ($) case	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) case	Dec. 31, 2024 CNY (¥)
Contingencies
Contingent litigation expenses (reversal)				¥ 50,182	$ 7,176	¥ (14,000)
Camsing Incident
Contingencies
Contingent litigation expenses (reversal)					50,200
Contingent liabilities		$ 505,500			$ 505,500
Camsing Incident | Subsequent Event
Contingencies
New claims, number | case	4
Camsing Incident | Settled litigation
Contingencies
Independent cases settled | case		72
Aggregate claim amount		$ 236,700
Percentage of amount awarded for settlement		70.00%			70.00%
Camsing Incident | Settled litigation | Subsequent Event
Contingencies
Independent cases settled | case			95
Aggregate claim amount			$ 302,800
Camsing Incident | Pending litigation
Contingencies
Aggregate claim amount					$ 138,100
Pending claims, number | case		42			42
Camsing Incident | Pending litigation | Subsequent Event
Contingencies
Aggregate claim amount	$ 93,400
Pending claims, number | case	23		23